LEASING - Schedule of Right-of-Use Assets Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 01 January	$ 2,842.7	$ 2,170.3
Balance as of 31 December	2,821.9	2,842.7	$ 2,170.3
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 01 January	8.1	5.5
Balance as of 31 December	9.7	8.1	5.5
Land and buildings | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 01 January	8.1	5.5
Balance as of 31 December	9.7	8.1	5.5
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 01 January	3.3	4.4
Balance as of 31 December	2.5	3.3	4.4
Other plant and operating equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 01 January	0.5	0.8
Balance as of 31 December	0.4	0.5	0.8
Cost: | Land and buildings | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 01 January	17.6	14.6	12.0
Exchange rate adjustments	(0.1)	(0.2)	(0.2)
Additions	4.5	5.6	4.4
Disposals	(7.5)	(2.4)	(1.6)
Balance as of 31 December	14.5	17.6	14.6
Cost: | Other plant and operating equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 01 January	1.2	1.5	1.3
Exchange rate adjustments	0.1	0.0	0.1
Additions	0.1	0.0	0.1
Disposals	(0.1)	(0.3)	0.0
Balance as of 31 December	1.3	1.2	1.5
Depreciation: | Land and buildings | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 01 January	(9.5)	(9.1)	(8.2)
Exchange rate adjustments	0.0	(0.2)	0.0
Disposals	7.5	2.3	1.6
Depreciation for the year	2.8	2.5	2.5
Balance as of 31 December	(4.8)	(9.5)	(9.1)
Depreciation: | Other plant and operating equipment | Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 01 January	(0.7)	(0.7)	(0.4)
Exchange rate adjustments	(0.1)	0.0	0.1
Disposals	0.1	0.3	0.0
Depreciation for the year	0.2	0.3	0.4
Balance as of 31 December	$ (0.9)	$ (0.7)	$ (0.7)